Employee Benefit Plans - Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) (Details) $ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)
Pension Plans Canadian [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	$ 895		$ 1,061
Interest (income) expense	(772)		(618)
Pension Plans US [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses		$ 72		$ 138
Interest (income) expense		(20)		36
Pension Plans Total [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	967		1,199
Interest (income) expense	(792)		(582)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	158		167
Interest (income) expense	280		263
Other Post-employment Benefit Plans US [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses
Interest (income) expense		$ 9		$ 54
Other Post-employment Benefit Plans Total [Member]
Schedule of Expenses Included on the Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	158		167
Interest (income) expense	$ 289		$ 317